Software Development Costs (Details Textual) (USD $)	12 Months Ended	3 Months Ended	7 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Software development costs	$ 568,875
Capitalized computer software, amortization expense for the next 4 years	113,775
Capitalized computer software, amortization expense in year 5	28,444
General and Administrative Expense [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Capitalized computer software, amortization	85,331
Service Life [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Property, plant and equipment, useful life (in years)		5 years
Capitalized computer software, reduction of amortization expense		$ 37,925
Software Development [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Property, plant and equipment, useful life (in years)	5 years	5 years
Legacy Software Costs [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Property, plant and equipment, useful life (in years)			3 years